Statement of financial position, order of liquidity (Statement) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Assets [Line Items]
Cash and cash equivalents		€ 81,508	€ 67,799	[1]
Current financial assets at fair value through profit or loss, classified as held for trading		120,823	123,493
Derivative financial assets held for trading	[2]	42,813	30,933
Equity instruments held for trading		6,199	15,963
Debt instruments held for trading		30,171	25,790
Loans and advances to central banks held for trading		1,878	3,467
Loans and advances to banks held for trading		30,239	31,916
Loans and advances to customers held for trading assets		9,523	15,424
Financial assets at fair value through profit or loss, mandatorily measured at fair value		6,775	6,086
Equity instruments, mandatorily measured at fair value		6,411	5,303
Debt securities, mandatorily measured at fair value		124	128
Loans and advances to customers, mandatorily measured at fair value		240	655
Financial assets at fair value through profit or loss		1,003	1,092
Debt securities at fair value through profit or loss		1,003	1,092
Financial assets at fair value through other comprehensive income		63,223	60,421
Investments in equity instruments designated at fair value through other comprehensive income		1,612	1,320
Debt securities at fair value through other comprehensive income		61,584	59,074
Loans and advances to credit institutions at fair value through other comprehensive income		27	27
Financial assets at amortised cost		408,148	372,676
Debt Securities at amortized cost		38,276	34,781
Loans and advances to central banks at amortised cost		6,748	5,681
Loans and advances to banks		13,014	13,276
Loans and advances to customers		350,110	318,939
Derivative financial assets held for hedging		1,858	1,805
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		(98)	5
Investments in subsidiaries, joint ventures and associates		894	900
Investments in joint ventures		99	152
Investments in associates		796	749
Assets under insurance contracts and reinsurance contracts issued		279	269
Tangible assets		8,337	7,298
Property, plant and equipment		8,043	7,107
Property plant and equipment for own use		7,784	6,874
Assets leased out under an operating lease		259	233
Investment property		294	191
Intangible assets and goodwill		2,139	2,197
Goodwill		727	818
Intangible assets other than goodwill		1,413	1,379
Tax assets		15,836	15,850
Current tax assets		1,115	932
Deferred tax assets		14,721	14,917
Other assets		3,423	1,934
Insurance contracts linked to pensions		0	0
Inventories		379	424
Rest other assets		3,044	1,510
Non-current assets or disposal groups classified as held for sale		1,147	1,061
Assets		715,294	662,885	[3]
Equity and Liabilities [Line Items]
Current financial liabilities at fair value through profit or loss, classified as held for trading		102,305	91,135
Derivative financial liabilities held for trading	[2]	41,117	31,705
Short positions held for trading		15,658	15,135
Deposits from central banks held for trading		9,227	11,248
Deposits from credit institutions held for trading		25,943	16,176
Customer deposits held for trading		10,361	16,870
Financial liabilities at fair value through profit or loss		9,878	9,683
Customer deposits at fair value		734	809
Debt certificates at fair value		2,882	3,396
Other financial liabilities at fair value		6,262	5,479
Financial liabilities at amortised cost		527,275	487,893
Liabilities due to central banks		52,696	47,351
Deposits from banks		26,431	19,834
Deposits from customers		376,973	349,761
Debt instruments issued		54,757	55,763
Other financial liabilities		16,418	15,183
Derivative financial liabilities held for hedging		3,181	2,626
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0
Insurance contracts issued that are liabilities		11,622	10,865
Provisions		5,134	5,889
Provisions for employee benefits	[4]	2,849	3,576
Other long term employees benefits		502	632
Legal proceedings provision		620	623
Provisions commitments and guarantees given		743	691
Other provisions	[5]	420	366
Tax liabilities		2,105	2,413
Current tax liabilities		893	644
Deferred tax liabilities	[6]	1,212	1,769
Other liabilities		5,001	3,621
Liabilities included in disposal groups classified as held for sale		0	0
Liabilities		666,501	614,125
Shareholders equity		61,894	60,383
Issued capital		3,129	3,267
Additional paid-in capital		3,129	3,267
Unpaid capital which has been called up		0	0
Share premium		22,333	23,599
Equity instruments issued other than capital		0	0
Other equity interest		49	60
Retained earnings		32,559	31,841
Revaluation surplus		0	0
Other reserves		1,872	(1,857)
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(233)	(247)
Other reserves other		2,105	(1,610)
Treasury shares		1,049	647
Profits or losses attributable to owners of the parent		3,001	4,653
Interim dividends		0	(532)
Accumulated other comprehensive income		(16,452)	(16,476)
Items that will not be reclassified to profit or loss		(1,446)	(2,075)
Actuarial gains or losses on defined benefit pension plans		(765)	(998)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates (not reclassified)		0	0
Other comprehensive income, net of tax, change in fair value of equity instruments measured at fair value with changes in other comprehensive income		(777)	(1,079)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income		0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		97	2
Items that may be reclassified to profit or loss		(15,006)	(14,401)
Hedge of net investments in foreign operations effective portion		(1,028)	(146)
Foreign currency translation		(12,881)	(14,988)
Hedging derivatives. Cash flow hedges effective portion		(784)	(533)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income		(301)	1,274
Hedging Instruments (not designated)		0	0
Non-current assets and disposal groups classified as held for sale may be reclassified		0	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates		(12)	(9)
Non-controlling interests		3,351	4,853
Accumulated other comprehensive income non controlling interest		(3,008)	(8,414)
Other non controlling interest items		6,358	13,267
Adjusted initial balance		48,793	48,760	[7]
Equity and liabilities		715,294	662,885
Memorandum loan commitments given		132,088	119,618
Memorandum other commitments given		€ 38,502	€ 34,604

[1]	(*) In 2021 it includes the balance of the Group's businesses in the United States included within the scope of the sale to PNC (see Note 3).
[2]	(*) The variation is mainly due to the evolution of exchange rate derivatives at BBVA, S.A.
[3]	(*) In the first quarter of 2022 the Group changed the allocation criteria for certain expenses related to global technology projects between the Corporate Center and the business areas, therefore, to ensure that year-on-year comparisons are homogeneous, the figures corresponding to the financial year 2021 have been revised, which has not affected the consolidated financial information of the Group. Also in the first quarter of 2022, an equity team from the Global Markets unit was transferred from Spain to New York, with the corresponding transfer of the costs associated with this reallocation from Spain to Rest of Business.
[4]	(*) The variation is mainly due to the lower valuation of defined benefit commitments after the interest rate hike in Spain.
[5]	(***) Individually insignificant provisions or contingencies for various concepts in different geographies.
[6]	(*) The variation is mainly due to the impact of the application of IAS 29 in Turkey (see Note 2.1).
[7]	(*) Balances as of December 31, 2021 as originally reported in the consolidated Financial Statements for the year 2021